Fair Value Measurement - Fair Value of Financial Instruments (Detail) - CAD ($) $ in Millions	Jul. 31, 2026	Oct. 31, 2025
Financial assets
Securities	$ 303,670	$ 283,235
Cash collateral on securities borrowed	23,673	21,697
Securities purchased under resale agreements	89,525	86,695
Loans
Residential mortgages	290,513	287,033
Credit card	22,547	21,581
Business and government	254,423	237,416
Derivative instruments	36,383	38,352
Deposits
Bank	32,323	26,723
Derivative instruments	41,145	41,411
Obligations related to securities sold short	23,633	24,244
Obligations related to securities sold under repurchase agreements	138,707	130,042
Subordinated indebtedness	6,762	7,819
Financial assets at amortised cost [member]
Financial assets
Cash and deposits with banks	57,488	44,003
Securities	60,969	65,471
Cash collateral on securities borrowed	23,673	21,697
Securities purchased under resale agreements	75,046	69,044
Loans
Residential mortgages	289,838	286,456
Personal	47,335	46,710
Credit card	21,463	20,639
Business and government	252,086	235,136
Other assets	24,230	25,069
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Financial assets
Securities	140,682	128,859
Securities purchased under resale agreements	14,479	17,651
Loans
Residential mortgages	100	3
Business and government	534	485
Derivative instruments	36,383	38,352
Other assets	438	674
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Loans
Business and government	59	75
Financial assets at fair value through OCI [member]
Financial assets
Securities	102,019	88,905
Carrying value [member]
Financial assets
Cash and deposits with banks	57,488	44,003
Securities	303,670	283,235
Cash collateral on securities borrowed	23,673	21,697
Securities purchased under resale agreements	89,525	86,695
Loans
Residential mortgages	289,938	286,459
Personal	47,335	46,710
Credit card	21,463	20,639
Business and government	252,679	235,696
Derivative instruments	36,383	38,352
Other assets	24,668	25,743
Financial liabilities at amortised cost [member]
Deposits
Personal	238,295	238,211
Business and government	476,051	434,003
Bank	32,323	26,723
Secured borrowings	55,937	65,151
Cash collateral on securities lent	11,007	6,031
Obligations related to securities sold under repurchase agreements	128,263	121,907
Other liabilities	22,904	22,357
Subordinated indebtedness	6,762	7,819
Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Deposits
Derivative instruments	41,145	41,411
Obligations related to securities sold short	23,633	24,244
Other liabilities	225	220
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently [member]
Deposits
Personal	23,592	19,928
Business and government	24,695	23,281
Secured borrowings	1,282	827
Obligations related to securities sold under repurchase agreements	10,444	8,135
Other liabilities	15	8
Carrying value [member]
Deposits
Personal	261,887	258,139
Business and government	500,746	457,284
Bank	32,323	26,723
Secured borrowings	57,219	65,978
Derivative instruments	41,145	41,411
Obligations related to securities sold short	23,633	24,244
Cash collateral on securities lent	11,007	6,031
Obligations related to securities sold under repurchase agreements	138,707	130,042
Other liabilities	23,144	22,585
Subordinated indebtedness	6,762	7,819
Financial assets at fair value [member]
Financial assets
Cash and deposits with banks	57,488	44,003
Securities	303,424	283,173
Cash collateral on securities borrowed	23,673	21,697
Securities purchased under resale agreements	89,525	86,695
Loans
Residential mortgages	289,395	287,328
Personal	47,343	46,774
Credit card	21,463	20,651
Business and government	252,686	235,802
Derivative instruments	36,383	38,352
Other assets	24,668	25,743
Financial assets fair value over (under) carrying value [member]
Financial assets
Securities	(246)	(62)
Loans
Residential mortgages	(543)	869
Personal	8	64
Credit card		12
Business and government	7	106
Financial liabilities at fair value [member]
Deposits
Personal	261,982	258,629
Business and government	501,533	458,321
Bank	32,323	26,723
Secured borrowings	57,496	66,210
Derivative instruments	41,145	41,411
Obligations related to securities sold short	23,633	24,244
Cash collateral on securities lent	11,007	6,031
Obligations related to securities sold under repurchase agreements	138,707	130,042
Other liabilities	23,144	22,585
Subordinated indebtedness	6,962	8,091
Financial liabilities, fair value over (under) carrying value [member]
Deposits
Personal	95	490
Business and government	787	1,037
Secured borrowings	277	232
Subordinated indebtedness	$ 200	$ 272